February 29, 1996



Contract Owners
Separate Account I - WN V
Washington National Insurance Company



Attached is the statement of financial information for the period ending December 31, 1995.



/c/ Barbara A. Cremin
Barbara A. Cremin
Vice President
Life & Annuity Administration

BAC:lb

SEPARATE ACCOUNT I OF
WASHINGTON NATIONAL INSURANCE COMPANY

December 31, 1995







Report of Independent Auditors                              See below
Statement of Assets and Liabilities                         See below
Portfolio of Investments                                    See below
Statement of Operations                                     See below
Statement of Changes in Net Assets                          See below
Notes to Financial Statements                               See below
Supplementary Information -- Selected Per Accumulation
  Unit Data and Ratios                                      See below

        Report of Ernst & Young LLP, Independent Auditors



Contract Owners and Board of Directors
Separate Account I of Washington
National Insurance Company


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Separate Account I of Washington National Insurance Company (comprising, respectively, the Bond, Short-Term Portfolio and Stock Sub-Accounts) as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the selected per accumulation unit data and ratios for each of the five years in the period then ended. These financial statements and per accumulation unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per accumulation unit data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per accumulation unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per accumulation unit data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective Sub-Accounts constituting Separate Account I of Washington National Insurance Company at December 31, 1995, the results of their operations of the year then ended, the changes in their net assets for each of the two years in the period then ended, and the selected per accumulation unit data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                     /c/ Ernst & Young LLP


Chicago, Illinois
February 9, 1996

SEPARATE ACCOUNT I OF
WASHINGTON NATIONAL INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995

                                                                                         Sub-Account
                                                                        --------------------------------------------------
                                                                                            Short-Term

                                                                            Bond             Portfolio           Stock
ASSETS

Investments, at fair value (cost: Bond-$11,586,900: Short-
  Term Portfolio-$1,672,826: Stock-$17,992,994) - Note C                $12,172,146         $1,672,826        $32,136,723
Cash                                                                          3,580                834             31,925
Dividends and interest receivable                                           195,593              1,266             68,117
Other receivables                                                             7,921           -                    49,477
                                                                         12,379,240          1,674,926         32,286,242

LIABILITIES

Payable to Washington National Insurance Company - Note B                     1,407                117              6,521

  NET ASSETS                                                            $12,377,833         $1,674,809        $32,279,721

Accumulation units outstanding                                            4,954,931            945,624          9,442,564

Accumulation unit value                                                       $2.50              $1.77              $3.42

See notes to financial statements.

SEPARATE ACCOUNT I OF
WASHINGTON NATIONAL INSURANCE COMPANY


PORTFOLIO OF INVESTMENTS
December 31, 1995

                                                                                            Principal         Fair
                                                                                              Amount          Value
BOND SUB-ACCOUNT
 U.S. Government and Government Agency Obligations--31.3%
   U.S. Treasury, 6.13% note, due 7-31-00                                                $    750,000    $    772,500
   U.S. Treasury, 7.00% note, due 4-15-99                                                     500,000         525,000
   U.S. Treasury, 8.00% note, due 1-15-97                                                     500,000         515,000
   Federal Home Loan Mortgage Corporation, 6.2% debenture, due 9-8-08                         500,000         495,000
   Federal Home Loan Mortgage Corporation, 8.75% debenture,
    due 4-1-08                                                                                146,895          43,916
   Federal Home Loan Mortgage Corporation, 9.25% participation
    certificates, pool 160055, due 8-1-08                                                      85,458          85,337
   Federal Home Loan Mortgage Corporation, 10.25% participation
    certificates, pool 160095, due 11-1-09                                                     37,750          36,237
   Federal Home Loan Mortgage Corporation, 10.75% participation
    certificates, pool 170033, due 7-1-10                                                      52,810          50,308
   Federal Home Loan Mortgage Corporation, 10% participation
    certificates, pool 170152, due 1-1-16                                                      31,383          31,541
   Government Trust Certificate, 9.25% certificate, due 11-15-01                              500,000         555,000
   Government National Mortgage Association, 7.5% participation
    certificates, pool 327726, due 8-15-22                                                    667,759         673,307

    TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
      OBLIGATIONS (cost - $3,766,304)                                                                       3,883,146

 Corporate Bonds--60.0%
  General Motors Corporation, 9.63% debentures, due 12-1-00                                   500,000         575,000
  DuPont De Nemours, 9.15% note, due 4-15-00                                                  500,000         565,000
  American Home Products, 7.70% note, due 2-15-00                                             500,000         535,000
  Hoechst Celanese Corporation, 9.63% note, due 9-1-99                                        500,000         535,000
  Pacificorp, 6.75% 1st mtg & collateral trust, due 4-1-05                                    500,000         515,000
  General Telephone Company of the Northwest, Inc., 8.25% first
    mortgage bonds, Series W, due 2-1-07                                                      500,000         515,000
  Comerica, Inc., 7.13% note, due 12-1-13                                                     500,000         505,000
  NCNB Texas National Bank, 9.5% note, due 6-1-04                                             500,000         600,000
  Nationsbank Corporation, 6.63% note, due 1-15-98                                            500,000         510,000
  Banc One Corporation, 7.25% note, due 8-1-02                                                500,000         530,000
  Aon Corporation, 6.7% note, due 6-15-03                                                     500,000         515,000
  Corestates Capital Corporation, 6.63% note, due 3-15-05                                     500,000         510,000
  Equifax Inc., 6.5% note, due 6-15-03                                                        500,000         510,000
  Morgan Stanley Group, 6.38% note, due 12-15-03                                              500,000         505,000

    TOTAL CORPORATE BONDS (cost - $6,956,596)                                                               7,425,000

 Floating Rate Demand Notes--7.0%
   Associate Corporation of North America, 5.09%, due on demand                               150,000         150,000
   General Electric Credit Corporation, 5.35%, due on demand                                  714,000         714,000

    TOTAL FLOATING RATE DEMAND NOTES (cost - $864,000)                                                        864,000

    TOTAL INVESTMENTS-BOND SUB-ACCOUNT-98.3% (cost - $11,586,900)                                         $12,172,146

SHORT-TERM PORTFOLIO SUB-ACCOUNT
 Commercial Paper--83.4%
   American Express Credit Corporation, 5.70%, due 1-18-96                                    200,000     $   199,462
   Chevron Oil Finance Company, 5.77%, due 1-30-96                                            200,000         199,070
   John Deere Credit Company, 5.78%, due 1-26-96                                              200,000         199,197
   Ford Motor Credit Company, 5.61%, due 1-22-96                                              200,000         199,346
   Household Finance Corporation, 5.65%, due 1-5-96                                           200,000         199,874
   IBM Credit Corporation, 5.77%, due 1-25-96                                                 200,000         199,231
   Prudential Funding Corporation, 5.79%, due 1-12-96                                         200,000         199,646

    TOTAL COMMERICAL PAPER (cost - $1,395,826)                                                              1,395,826

 Floating Rate Demand Notes--16.5%
   Associates Corporation of North American, 5.09%, due on demand                              10,000          10,000
   General Electric Credit Corporation, 5.94%, due on demand                                  267,000         267,000

    TOTAL FLOATING RATE DEMAND NOTES (cost - $277,000)                                                        277,000

    TOTAL INVESTMENTS-SHORT-TERM PORTFOLIO SUB-ACCOUNT-99.9% (cost - $1,672,826)                         $  1,672,826

See notes to financial statements.
Percentages shown are based on total net assets of each Sub-Account.

PORTFOLIO OF INVESTMENTS -- Continued
December 31, 1995


                                                                                           Number of         Fair
                                                                                            Shares           Value
STOCK SUB-ACCOUNT
 Common Stocks--99.4%
  Automobile--2.4%
   General Motors Corporation                                                                  15,000    $    780,000

  Banks--3.8%
   Banc One Corporation                                                                        14,456         543,907
   Huntington Bancshare                                                                        27,859         668,616

                                                                                                            1,212,523
  Beverages--2.7%
   Anheuser-Busch                                                                              13,200         882,750

  Brokerage Firms--3.2%
   Merrill Lynch                                                                               20,200       1,030,200

  Consumer Products--4.3%
   Newell Company                                                                              16,000         414,000
   Rubbermaid, Inc.                                                                            15,000         382,500
   Warner Lambert                                                                               6,000         582,750

                                                                                                            1,379,250
  Drugs--6.7%
   Bristol-Myers Squibb                                                                        10,000         858,750
   Merck & Co.                                                                                 10,400         682,500
   Pfizer, Inc.                                                                                10,000         630,000

                                                                                                            2,171,250

STOCK SUB-ACCOUNT--Continued
 Common Stocks--99.4% -- Continued
  Electrical--6.0%
   Emerson Electric                                                                            10,100         825,675
   General Electric                                                                            15,600       1,123,200

                                                                                                            1,948,875
  Electronics and Instruments--7.1%
   Avnet, Inc.                                                                                 17,700         792,075
   Hewlett-Packard Company                                                                     18,000       1,507,500

                                                                                                            2,299,575
  Entertainment--2.3%
   Walt Disney Company                                                                         12,800         755,200

  Financial--5.2%
   Federal National Mortgage Association                                                        8,500       1,052,938
   Fleet Financial Group                                                                       15,000         611,250

                                                                                                            1,664,188
  Foods--4.9%
   CPC International                                                                           12,600         864,675
   Sysco Corporation                                                                           22,000         715,000

                                                                                                            1,579,675
  Industrial--8.3%
   WMX Technologies, Inc.                                                                      12,000         357,000
   Parker-Hannifin                                                                             23,700         811,725
   Pitney Bowes, Inc.                                                                          13,600         639,200
   Sherwin Williams                                                                            21,600         880,200

                                                                                                            2,688,125
  Insurance--5.1%
   Aetna Life and Casualty Company                                                              6,200         429,350
   General Reinsurance Corporation                                                              4,400         682,000
   Lincoln National Corporation                                                                10,000         537,500

                                                                                                            1,648,850
  Mines and Minerals--2.3%
   Minnesota Mining and Manufacturing Company                                                  11,000         730,125

  Oil--11.0%
   Amoco Corporation                                                                           11,000         786,500
   Chevron Corporation                                                                         18,600         974,175
   Exxon Corporation                                                                           11,600         933,800
   Mobil Corporation                                                                            7,600         849,300

                                                                                                            3,543,775
  Radio and Television--2.2%
   Interpublic Group Incorporated                                                              16,000         694,000

  Restaurants--3.0%
   McDonald's Corporation                                                                      21,400         965,675

STOCK SUB-ACCOUNT -- Continued
 Common Stocks--99.3% -- Continued
  Retail--2.2%
   Home Depot Incorporated                                                                      8,000         382,000
   Tandy Corporation                                                                            8,000         332,000

                                                                                                              714,000
  Technology--6.6%
   Intel Corporation                                                                           22,000       1,248,500
   Motorola Incorporated                                                                       15,600         889,200
                                                                                                            2,137,700
  Telephone--3.3%
   Bell Atlantic Corporation                                                                   10,500         702,187
   Pacific Teleisis Group                                                                      10,800         361,800

                                                                                                            1,063,987
  Utilities--6.8%
   Central & Southwest                                                                         19,600         546,350
   Duke Power                                                                                  12,400         587,450
   Northeast Utilities                                                                         17,400         421,950
   Pennsylvania Power and Light Company                                                        17,800         445,000
   SCE Corp                                                                                    10,000         176,250

                                                                                                            2,177,000

    TOTAL COMMON STOCKS (cost - $17,922,994)                                                               32,066,723

                                                                                           Principal
                                                                                             Amount
Floating Rate Demand Notes--.2%
  Associate Corporation of North America, 5.09%, due on demand                           $     42,000          42,000
  General Electric Credit Corportion, 5.35%, due on demand                                     28,000          28,000

    TOTAL FLOATING RATE DEMAND NOTES (cost - $70,000)                                                          70,000

    TOTAL INVESTMENTS-STOCK SUB-ACCOUNT-99.6% (cost - $17,992,994)                                        $32,136,723

See notes to financial statements.
Percentages shown are based on total net assets of each Sub-Account.

SEPARATE ACCOUNT I OF
WASHINGTON NATIONAL INSURANCE COMPANY

STATEMENT OF OPERATIONS
Year Ended December 31, 1995

                                                                          Sub-Account
                                                            ----------------------------------------
                                                                           Short-Term
                                                               Bond        Portfolio        Stock
Investment income:
  Interest                                                  $  890,627     $  102,093     $   57,515
  Dividends                                                          -              -        769,515
  Other                                                              -              -         18,301
                                                               890,627        102,093        845,331
Expenses--Note B:
  Mortality and expense assurance                               96,554         13,722        233,914
  Investment advisory and management fee                        60,346          8,576        146,196
  Accounting service fee                                        42,242          6,003        102,337
  General and administrative expenses                           20,135          3,430         62,114
                                                               219,277         31,731        544,561

NET INVESTMENT INCOME                                          671,350         70,362        300,770

Realized and unrealized gains (losses):
    Net realized gains                                             789                       721,695
    Unrealized gains (losses)--Note C:
        Beginning of year                                     (477,813)                    6,657,961
        End of year                                            585,246                    14,143,729

    Net unrealized gain                                      1,063,059                     7,485,768

NET REALIZED AND UNREALIZED
     GAIN ON INVESTMENTS                                     1,063,848                     8,207,463

INCREASE IN NET ASSETS
     FROM OPERATIONS                                        $1,735,198     $   70,362     $8,508,233

See notes to financial statements.

SEPARATE ACCOUNT I OF
WASHINGTON NATIONAL INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

                                                       Year Ended December 31, 1995               Year Ended December 31, 1994
                                               ----------------------------------------    ----------------------------------------
                                                               Sub-Account                                Sub-Account
                                               ----------------------------------------    -----------------------------------------
                                                               Short-Term                                 Short-Term
                                                   Bond        Portfolio       Stock           Bond       Portfolio        Stock
ADDITIONS (DEDUCTIONS)
 From operations
  Net investment income                        $    671,350   $    70,362   $   300,770    $   644,387   $    41,670    $   359,394
  Net realized gain                                     789             -       721,695         26,252             -        237,338
  Net unrealized gain (loss)                      1,063,059             -     7,485,768     (1,206,736)            -       (413,568)

    INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                             1,735,198        70,362     8,508,233       (536,097)       41,670        183,164

 From capital transactions-Note A
  Net proceeds from units sold                      419,329        36,762     1,276,994        406,807        51,010      1,055,215
  Cost of units redeemed                         (1,084,252)     (110,683)   (2,733,504)      (992,431)     (134,122)    (2,092,462)
  Net asset value of units transferred,
    including exchanges with the Fixed Account     (139,525)      (75,944)      141,268       (592,255)      170,143        233,261

    INCREASE (DECREASE) IN  NET ASSETS FROM
      CAPITAL TRANSACTIONS                         (804,448)     (149,865)   (1,315,242)    (1,177,879)       87,031       (803,986)

    NET INCREASE (DECREASE) IN NET ASSETS           930,750       (79,503)    7,192,991     (1,713,976)      128,701      (620,822)

Net assets at beginning of year                  11,447,083     1,754,312    25,086,730     13,161,059     1,625,611    25,707,552

    NET ASSETS AT END OF YEAR                   $12,377,833   $ 1,674,809   $32,279,721    $11,447,083   $ 1,754,312   $25,086,730


ANALYSIS OF CHANGES IN UNITS OUTSTANDING
 Units sold                                         178,815        21,559       427,709        185,686        30,089       420,378
 Units redeemed                                    (458,670)      (63,500)     (907,205)      (454,958)      (80,108)     (831,402)
 Units transferred                                  (61,842)      (44,197)       39,629       (270,163)      101,699        91,183


    INCREASE (DECREASE) IN UNITS OUTSTANDING       (341,697)      (86,138)     (439,867)      (539,435)       51,680      (319,841)

 Units outstanding at beginning of year           5,296,628     1,031,762     9,882,431      5,836,063       980,082    10,202,272

    UNITS OUTSTANDING AT END OF YEAR              4,954,931       945,624     9,442,564      5,296,628     1,031,762     9,882,431

See notes to financial statements.

SEPARATE ACCOUNT I OF
WASHINGTON NATIONAL INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
December 31, 1995



NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


The Account: The Separate Account I of Washington National Insurance Company (the "Separate Account") is a segregated investment account of Washington National Insurance Company ("WNIC"). WNIC is a wholly-owned subsidiary of Washington National Corporation. The Separate Account is registered as an open-end diversified management investment company pursuant to the provisions of the Investment Company Act of 1940. The Separate Account no longer issues new contracts. There are three Sub-Accounts within the Separate Account, each with its own investment objectives and policies as follows:

  Bond Sub-Account -- high level of current income while preserving capital by investing in fixed income securities.

  Short-Term Portfolio Sub-Account -- moderate level of current income consistent with liquidity and preservation of capital by investing in one or more types of short-term instruments.

  Stock Sub-Account -- long-term capital growth and income by investing principally in equity-type securities.

In addition, a contract holder may elect to invest in a fixed annuity held by WNIC, called the Fixed Account.

WNIC is a contract holder of the Separate Account. At December 31, 1995, the fair value of WNIC's investments were $5,576,669, $1,084,802 , and $9,654,392 in the Bond, Short-Term Portfolio, and Stock Sub-Accounts, respectively. During 1995, WNIC made no deposits or withdrawals.

Valuation of Investments: Securities traded on a national securities exchange are valued at the closing price as of the valuation date. Investments traded in the over-the-counter market are valued at the average between the bid and ask prices. Commercial paper is valued at amortized cost and other short-term investments are valued at cost. Differences, if any, from fair value are not considered material in relation to net assets.

Investment Transactions and Income: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments are determined on a first-in, first-out basis.

Accumulation Unit Valuation: Accumulation unit values reflect the net asset value of each Sub-Account and are computed daily.

SEPARATE ACCOUNT I OF
WASHINGTON NATIONAL INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 1995



NOTE B -- DEDUCTIONS AND CHARGES


Deductions and charges are made from the Separate Account and paid to WNIC as follows:

   As a fee for administration and contract maintenance, WNIC deducts $30 annually from the accumulated value of each contract on the contract anniversary or on the date of surrender if it occurs between contract anniversaries. This fee does not apply to contracts for individual retirement accounts, or to contracts which at the end of any contract anniversary have received at least $1,000 of payments or in which the accumulated value is at least $20,000.

   As compensation for annuity rate guarantees, WNIC deducts an amount, computed on a daily basis, which is equal on an annual basis to .8% of the average net asset value of the Separate Account.

   As a fee for managing and administering the investment activities of the Separate Account, WNIC deducts an amount, computed on a daily basis, equal to an annual rate of .5% of the average net asset value of each Sub-Account.

   As compensation for providing financial accounting services to the Separate Account, WNIC deducts an amount, computed on a daily basis, equal to an annual rate of .35% of the average net asset value of the Separate Account.

   As reimbursement for incurring various other general and administrative expenses attributable to the Separate Account, WNIC deducts an amount, computed on a daily basis, equal to an annual rate of .2% of the average net asset value of the Separate Account. A component of these expenses is the fee paid to the Separate Account's Board of Directors. Only members of the Board of Directors who are not directors, officers, or employees of WNIC receive an annual retainer of $1,000, and a meeting fee of $350. In 1995, the Separate Account's three external directors each received $1,700.

   A contingent deferred sales charge of 6% is made on any amounts withdrawn which are in excess of 10% of the contract's accumulated value on the date of the first withdrawal during the respective contract year, except that no such charge is made for withdrawals of purchase payments received more than 72 months prior to the date of withdrawal and no such charge is made if the withdrawal amount is applied to a settlement option after the contract has been in force for five years or if the contract contains life contingencies.

SEPARATE ACCOUNT I OF
WASHINGTON NATIONAL INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 1995



NOTE C -- INVESTMENTS

The aggregate cost of purchases and sales of investments other than United States Government obligations and short-term notes was:

                                        Proceeds
                       Cost of            From
                      Investments      Investments
  Sub-Account          Acquired           Sold

     Bond              $  499,370      $  130,224
     Stock              2,320,712       2,093,126

The cost of purchases of United States Government obligations was $748,477 in the Bond Sub-Account. The total unrealized gain on investments at December 31, 1995 consisted of unrealized appreciation of $590,246 and $14,284,704 and unrealized depreciation of $5,000 and $140,975 in the Bond and Stock Sub-
Accounts, respectively.


NOTE D -- FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of WNIC, which under the Internal Revenue Code is taxed as a "life insurance company." The Separate Account is not taxed as a regulated investment company under Subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the realized gains of the Separate Account.


NOTE E -- SUBSEQUENT EVENT

A special meeting of the Separate Account contract holders has been scheduled on March 12, 1996 to seek approval to reconstitute the Separate Account as a unit investment trust which will invest all of its assets in an investment portfolio of Scudder Variable Life Investment Fund.

Immediately following the restructuring of the Separate Account, the contract holders will have beneficial interests in the same number of units in each Sub-Account of the restructured Separate Account as they owned in that Sub-Account immediately prior to the transaction.

The transaction was initiated to provide contract holders with experienced mutual fund management, greater diversification of investments, and a reduction in fees.

SEPARATE ACCOUNT I OF
WASHINGTON NATIONAL INSURANCE COMPANY



SUPPLEMENTARY INFORMATION--SELECTED PER ACCUMULATION UNIT DATA AND RATIOS

Selected data per accumulation unit outstanding throughout the year
For the year ended December 31,
                                                 1995                          1994                            1993
                                      ---------------------------   ---------------------------    ----------------------------
                                              Sub-Account                   Sub-Account                     Sub-Account
                                      ---------------------------   ---------------------------    ----------------------------
                                               Short-Term                    Short-Term                      Short-Term
                                       Bond    Portfolio   Stock      Bond   Portfolio   Stock       Bond    Portfolio   Stock
Per accumulation unit data:
   Investment income                  $ 0.17    $ 0.10    $ 0.09    $ 0.16    $ 0.07    $ 0.08     $  0.16    $ 0.05    $ 0.07
   Expenses                            (0.04)    (0.03)    (0.06)    (0.04)    (0.03)    (0.04)      (0.04)    (0.03)    (0.04)
        NET INVESTMENT INCOME           0.13      0.07      0.03      0.12      0.04      0.04        0.12      0.02      0.03

   Net realized and unrealized
       gain (loss) on investments       0.21         -      0.85     (0.22)        -     (0.02)       0.03         -      0.21
   Net increase (decrease) in
       accumulation unit value          0.34      0.07      0.88     (0.10)     0.04      0.02        0.15      0.02      0.24
   Accumulation unit value at
       beginning of year                2.16      1.70      2.54      2.26      1.66      2.52        2.11      1.64      2.28

        ACCUMULATION UNIT VALUE
             AT END OF YEAR           $ 2.50    $ 1.77    $ 3.42    $ 2.16    $ 1.70    $ 2.54      $ 2.26    $ 1.66    $ 2.52


Ratios:
   Ratio of expenses to average
       net assets                       1.82%     1.86%     1.87%     1.87%     1.85%     1.83%       1.85%     1.85%     1.81%
   Ratio of net investment income
       to average net assets            5.58      4.11      1.03      5.28      2.47      1.41        5.50      1.28      1.17
   Portfolio turnover rate              1.25         -      7.41         -         -     12.20       33.66         -      3.50

Number of accumulation units
   outstanding at end of year
   (000's omitted)                     4,955       946     9,443     5,297     1,032     9,882       5,836       980    10,202

See notes to financial statements.


SUPPLEMENTARY INFORMATION--SELECTED PER ACCUMULATION UNIT DATA AND RATIOS--Continued

Selected data per accumulation unit outstanding throughout the year
For the year ended December 31,

                                                 1992                          1991
                                      ---------------------------   ---------------------------
                                              Sub-Account                   Sub-Account
                                      ---------------------------   ---------------------------
                                               Short-Term                    Short-Term
                                       Bond    Portfolio   Stock     Bond    Portfolio   Stock
Per accumulation unit data:
   Investment income                  $ 0.17    $ 0.06    $ 0.07    $ 0.16    $ 0.09    $ 0.07
   Expenses                            (0.04)    (0.03)    (0.04)    (0.03)    (0.03)    (0.04)
        NET INVESTMENT INCOME           0.13      0.03      0.03      0.13      0.06      0.03

   Net realized and unrealized
       gain (loss) on investments      (0.01)        -      0.12      0.14         -      0.34
   Net increase (decrease) in
       accumulation unit value          0.12      0.03      0.15      0.27      0.06      0.37
   Accumulation unit value at
       beginning of year                1.99      1.61      2.13      1.72      1.55      1.76

        ACCUMULATION UNIT VALUE
          AT END OF YEAR              $ 2.11    $ 1.64    $ 2.28    $ 1.99    $ 1.61   $  2.13


Ratios:
   Ratio of expenses to average
       net assets                       1.85%     1.85%     1.85%     1.85%     1.86%     1.86%
   Ratio of net investment income
       to average net assets            6.22      1.82      1.33      7.02      3.80      1.85
   Portfolio turnover rate             10.83         -      4.92         -         -      5.97

Number of accumulation units
   outstanding at end of year
   (000's omitted)                     6,457     1,065    10,457     6,616     1,130    10,564

See notes to financial statements.